BUSINESS COMBINATION AGREEMENT (Details Narrative) - USD ($)			3 Months Ended	10 Months Ended	12 Months Ended
	Apr. 30, 2026	Mar. 06, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Business Combination [Line Items]
Gross proceeds				$ 1,450	$ 454
Investor [Member] | Good Vision [Member] | Common Class A [Member]
Business Combination [Line Items]
Shares issued	100,000
Share price	$ 10.00
Gross proceeds	$ 1,000,000
Common Stock [Member]
Business Combination [Line Items]
Shares issued			41,667	133,333	41,667
Business Combination Agreement [Member]
Business Combination [Line Items]
Equity interest, share issued, number of shares		3,600,000
Business combination, consideration transferred, equity interest, description		(i) 1,800,000 Earnout Shares will be issued if (1) Goodvision achieves net revenue for the fiscal year ended September 30, 2026 in excess of $19.9 million, and (2) the daily VWAP of the SPAC Shares is greater than or equal to $12.00 per share for any 20 trading days within any 30 consecutive trading day period commencing after the six month anniversary of the Closing and ending before the sixtieth day after the combined company files its annual report for the fiscal year ended September 30, 2027, and (ii) 1,800,000 Earnout Shares will be issued if (1) Goodvision achieves net revenue for the fiscal year ended September 30, 2027 in excess of $106.0 million, and (2) the daily VWAP of the SPAC Shares is greater than or equal to $15.00 per share for any 20 trading days within any 30 consecutive trading day period commencing after the six month anniversary of the Closing and ending before the sixtieth day after the combined company files its annual report for such fiscal year.
Business Combination Agreement [Member] | Common Stock [Member]
Business Combination [Line Items]
Equity interest, share issued, number of shares		18,000,000